Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Intangible Assets Internally Developed and Acquired From Third Party

	12.31.2022
	Internally developed					Acquired from third party
	Commercial	Executive	Defense and Security	Service and Support	Others	Development	Software	Goodwill	Others	Total
Intangible cost
At December 31, 2021	1,234.2	1,405.8	55.8	—	4.6	11.8	310.6	21.4	169.6	3,213.8
Additions	40.4	48.6	13.7	9.0	—	—	4.1	—	4.0	119.8
Disposals	—	—	—	—	—	—	(1.6)	—	(5.3)	(6.9)
Reclassifications	(0.2)	90.2	62.0	—	—	(11.8)	(10.1)	—	(157.7)	(27.6)
Translation adjustments	—	—	0.9	—	—	—	(1.0)	0.9	—	0.8

At December 31, 2022	1,274.4	1,544.6	132.4	9.0	4.6	—	302.0	22.3	10.6	3,299.9

Accumulated amortization
At December 31, 2021	(80.1)	(617.4)	(43.9)	—	(1.8)	(3.6)	(234.2)	—	(19.4)	(1,000.4)
Amortization	(31.6)	(42.9)	(2.4)	—	(0.6)	—	(25.6)	—	(0.6)	(103.7)
Amortization of contribution from suppliers	10.2	10.9	—	—	—	—	—	—	—	21.1
Disposals	—	—	—	—	—	—	1.6	—	1.1	2.7
Reclassifications	20.4	(12.2)	(5.2)	—	—	3.6	4.1	—	17.0	27.7
Interest on capitalized assets	—	(1.4)	—	—	—	—	—	—	—	(1.4)
Translation adjustments	—	—	(0.4)	—	—	—	1.0	—	—	0.6

At December 31, 2022	(81.1)	(663.0)	(51.9)	—	(2.4)	—	(253.1)	—	(1.9)	(1,053.4)

Intangible, net
At December 31, 2021	1,154.1	788.4	11.9	—	2.8	8.2	76.4	21.4	150.2	2,213.4
At December 31, 2022	1,193.3	881.6	80.5	9.0	2.2	—	48.9	22.3	8.7	2,246.5

	12.31.2021
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Others	Development	Software	Goodwill	Others	Total
Intangible cost
At December 31, 2020	1,126.0	1,339.8	52.0	4.6	10.7	308.1	21.7	136.7	2,999.6
Additions	108.2	16.6	3.8	—	1.6	6.3	—	30.0	166.5
Disposals	—	—	—	—	—	(1.1)	—	—	(1.1)
Impairment	—	49.0	—	—	—	—	—	4.1	53.1
Interest on capitalized assets	—	0.4	—	—	—	—	—	—	0.4
Translation adjustments	—	—	—	—	(0.5)	(1.9)	(0.3)	(1.2)	(3.9)
Assets held for sale	—	—	—	—	—	(0.8)	—	—	(0.8)

At December 31, 2021	1,234.2	1,405.8	55.8	4.6	11.8	310.6	21.4	169.6	3,213.8

Accumulated amortization
At December 31, 2020	(60.5)	(589.0)	(43.5)	(1.5)	(3.6)	(212.4)	—	(13.5)	(924.0)
Amortization	(19.6)	(34.9)	(0.4)	(0.3)	—	(25.1)	—	(6.3)	(86.6)
Amortization of contribution from suppliers	—	10.1	—	—	—	—	—	—	10.1
Disposals	—	—	—	—	—	1.0	—	—	1.0
Impairment	—	(2.3)	—	—	—	—	—	—	(2.3)
Interest on capitalized assets	—	(1.3)	—	—	—	—	—	—	(1.3)
Translation adjustments	—	—	—	—	—	1.6	—	0.4	2.0
Assets held for sale	—	—	—	—	—	0.7	—	—	0.7

At December 31, 2021	(80.1)	(617.4)	(43.9)	(1.8)	(3.6)	(234.2)	—	(19.4)	(1,000.4)

Intangible, net
At December 31, 2020	1,065.5	750.8	8.5	3.1	7.1	95.7	21.7	123.2	2,075.6
At December 31, 2021	1,154.1	788.4	11.9	2.8	8.2	76.4	21.4	150.2	2,213.4

	12.31.2020
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Others	Development	Software	Goodwill	Others	Total
Intangible cost
At December 31, 2019	—	1,292.3	49.3	3.6	9.4	213.7	10.0	75.0	1,653.3
Additions	63.3	13.5	2.7	1.0	1.8	3.1	—	36.0	121.4
Additions - business combination	—	—	—	—	—	9.4	13.8	7.8	31.0
Disposals	—	—	—	—	(0.6)	(1.9)	—	—	(2.5)
Impairment	—	6.6	—	—	—	—	—	(9.5)	(2.9)
Interest on capitalized assets	—	0.9	—	—	—	—	—	—	0.9
Translation adjustments	—	—	—	—	0.1	1.6	(2.1)	(1.8)	(2.2)
Assets held for sale	1,062.7	26.5	—	—	—	82.2	—	29.2	1,200.6

At December 31, 2020	1,126.0	1,339.8	52.0	4.6	10.7	308.1	21.7	136.7	2,999.6

Accumulated amortization
At December 31, 2019	—	(550.1)	(32.8)	(1.3)	(3.7)	(165.6)	—	(5.7)	(759.2)
Amortization	(46.6)	(28.3)	(10.7)	(0.2)	—	(38.1)	—	(4.6)	(128.5)
Amortization - business combination	—	—	—	—	—	—	—	(1.2)	(1.2)
Amortization of contribution from suppliers	—	8.3	—	—	—	—	—	—	8.3
Disposals	—	—	—	—	0.1	1.6	—	—	1.7
Interest on capitalized assets	—	(1.1)	—	—	—	—	—	—	(1.1)
Translation adjustments	—	—	—	—	—	(1.5)	—	0.6	(0.9)
Assets held for sale	(13.9)	(17.8)	—	—	—	(8.8)	—	(2.6)	(43.1)

At December 31, 2020	(60.5)	(589.0)	(43.5)	(1.5)	(3.6)	(212.4)	—	(13.5)	(924.0)

Intangible, net
At December 31, 2019	—	742.2	16.5	2.3	5.7	48.1	10.0	69.3	894.1
At December 31, 2020	1,065.5	750.8	8.5	3.1	7.1	95.7	21.7	123.2	2,075.6